October 17, 2000


EDGAR Postmaster, BDM: Postmaster


     Re:  Seasons Series Trust
     File No. 333-08653


Gentlemen:


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated October 16, 2000, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on September 28, 2000.

     Please provide a Notice of Acceptance for receipt of this filing.


                                        Very truly yours,



                                        /s/ Jeffrey H. Warnock
                                        Jeffrey H. Warnock
                                        Counsel